Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Schedule of estimated useful lives property, plant and equipment
	%	Mainly %

Lab equipment	6-50	33%
Computers	33-50	33%
Office furniture and equipment	20-33	25%
Vehicles	55	-
Leasehold improvements	see below	-

Schedule of amortization periods of the right-of-use assets by class of underlying asset
Months

Office	43

Schedule of effects of the initial application
	According to the previous accounting policy	The change	As presented according to IFRS 16

Non-current assets:
Property and equipment, net	$2,107	$193	$2,300

Current liabilities:
Credit from others (includes current maturity of lease liability)	91	64	155

Non-current liabilities:
Lease liability	$-	$129	$129

Schedule of reconciliation of total commitment for future minimum lease payments
January 1, 2019

Total future minimum lease payments for non-cancellable leases of the Company as per IAS 17 according to the financial statements as of December 31, 2018	$258

Total undiscounted lease liabilities as per IFRS 16	258

Effect of discount of future lease payments at the Company’s incremental interest rate on initial date of application	(65)

Total lease liabilities resulting from initial application of IFRS 16 at January 1, 2019	$193